Operating lease obligations	12 Months Ended
Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [abstract]
Operating lease obligations

25. Operating lease obligations

We entered into lease agreements for office and laboratories which qualify as operating leases.

Minimum lease payments under operating leases recognized in the statement of operations for the year

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Total minimum lease payments under operating leases	€4,799	€4,302	€4,020

Regarding outstanding commitments for future minimum lease payments under operating leases, see off-balance sheet arrangements as explained in  note 26  below.